Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	11 Months Ended	20 Months Ended	23 Months Ended	32 Months Ended	35 Months Ended	44 Months Ended	47 Months Ended
	Jul. 21, 2021 [2]	Apr. 29, 2021 [1]	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025
Formidable ETF [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,494		$ 9,928		$ 10,279		$ 9,238
Formidable Fortress ETF [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,786		$ 10,045		$ 11,209		$ 11,580
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,497	$ 10,901	$ 9,686	$ 10,058	$ 12,581	$ 13,064	$ 13,619	$ 14,142

[1]	Inception
[2]	Inception